Expense Example - VIPFloatingRateHighIncomePortfolio-InitialPRO - VIPFloatingRateHighIncomePortfolio-InitialPRO - VIP Floating Rate High Income Portfolio - VIP Floating Rate High Income Portfolio - Initial Class
Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 77
3 years	240
5 years	417
10 years	$ 930